Pledged Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Collateral [Abstract]
Pledged Assets
41.	PLEDGED ASSETS

The following assets are pledged as collaterals for bank loans, custom duties of the imported materials and warranties of contract performance.

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,491	$2,462
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	3	209
	$4,493	$4,670